Cash Generated from Operations (Reconciliation of Liabilities Arising from Financing Activities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Begining balance	¥ 497,249	¥ 606,157
Financing cash flows	1,059,892	(109,398)
Addition of lease liabilities	0
Foreign exchange movements	(9,541)	490
Ending balance	1,547,600	497,249
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Begining balance	76,731
Financing cash flows	(89,124)
Addition of lease liabilities	34,436
Foreign exchange movements	0
Ending balance	¥ 22,043	¥ 76,731